Accumulated Other Comprehensive Income and Other Components of Equity - Schedule of Other Components of Equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Miscellaneous equity [abstract]
Treasury stock	₩ (461,135)	₩ (215,210)
Gain or loss on disposal of treasury stock	2,828	2,862
Share-based payments	7,119	7,106
Equity transactions within consolidated entities	(425,527)	(432,318)
Total	(876,715)	(637,560)
Treasury shares, Amount directly reflected in equity	₩ 33	₩ 120